Summary of Significant Accounting Policies (Details) - Schedule of Ordinary Shares Reflected in the Balance Sheets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Ordinary Shares Reflected in the Balance Sheets [Abstract]
Ordinary shares subject to possible redemption as of Beginning (in Dollars)	$ 6,055,016	$ 47,387,687
Less: Redemption of 633,792 shares		(6,529,259)
Less: Redemption of 1,025,281 shares		(10,742,905)
Less: Redemption of 2,375,991 shares		(25,180,851)
Add: Accretion of carrying value to redemption value		64,950
Add: Reclassification of temporary equity		1,055,394
Less: Redemption of 159,203 shares	(1,706,347)
Less: Redemption of 258 shares	(2,821)
Add: Reclassification of temporary equity	183,700	1,055,394
Ordinary shares subject to possible redemption Ending (in Dollars)	$ 4,529,548	$ 6,055,016